Joint Ventures (Details Textual) $ in Thousands, € in Millions			3 Months Ended		12 Months Ended
		May 15, 2018 EUR (€)	Dec. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Apr. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Feb. 14, 2018 USD ($)	Jan. 25, 2018 USD ($)
Statement [Line Items]
Percentage of voting equity interests acquired		50.00%
Other cash payments to acquire interests in joint ventures, classified as investing activities					$ 16,949	$ 2,600	$ 19,989
Proportion of voting rights held in joint venture						50.00%
Dividends received					3,164	$ 3,851	10,612
Gain loss on disposal of investments in joint ventures				$ 643
Netherlands | SQM [Member]
Statement [Line Items]
Percentage of voting equity interests acquired				100.00%
Dividends received				$ 1,276
Minera Exar S.A. [Member]
Statement [Line Items]
Gain (loss) that relates to identifiable assets acquired or liabilities assumed in business combination and is of such size, nature or incidence that disclosure is relevant to understanding combined entity's financial statements							14,507
Capital contributions made by related entities								$ 7,000	$ 13,000
SQM Potasio S.A. [Member]
Statement [Line Items]
Impairment loss							8,802
Joint venture contributions											$ 6,000
Pavoni C Spa [Member]
Statement [Line Items]
Acquisitions through business combinations, intangible assets and goodwill							3,206
Other cash payments to acquire interests in joint ventures, classified as investing activities | €		€ 2.6
Dividends received					0	0	0
Soquimich European Holding B.V. [Member]
Statement [Line Items]
Other cash payments to acquire interests in joint ventures, classified as investing activities | €		€ 5.5
Lithium Americas Corporation [Member]
Statement [Line Items]
Joint venture contributions										$ 7,000
Arpa Speciali SRL [Member]
Statement [Line Items]
Dividends received	[1]				0	0	0
Disposal of interests in joint ventures consideration receivable				56
Gain loss on disposal of investments in joint ventures				125
Proceeds from disposal of interests in joint ventures				17
Arpa Speciali SRL [Member] | Other Accounts Receivable [Member]
Statement [Line Items]
Disposal of interest in joint ventures balance consideration receivable current				20
Disposal of interest in joint ventures balance consideration receivable non current				20
Coromandel SQM India [Member]
Statement [Line Items]
Dividends received					0	0	0
Proceeds from disposal of interests in joint ventures				$ 1,505
SQM Star Qingdao Corp Nutrition Co., Ltd. [Member]
Statement [Line Items]
Dividends received					0	$ 0	$ 0
Gain loss on disposal of investments in joint ventures			$ 62
Proceeds from disposal of interests in joint ventures			1,303
Sichuan SQM Migao Chemical Fertilizers Co Ltd [Member]
Statement [Line Items]
Reversal of impairment losses on investment in associates			7,036
Kidmann Resourcs Westmen And Mt Holland [Member]
Statement [Line Items]
Contribution towards projects in joint operations			30,000
Wesment Farmers Limited [Member]
Statement [Line Items]
Contribution towards projects in joint operations			$ 15,000
Mt Holland [Member]
Statement [Line Items]
Finance activities for the year					$ 30,000

[1]	Pavoni & C. Spa.